Investments in Equity Affiliates (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, ending balance	$ 0	$ 255,281
Yisheng [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, beginning balance	255,281	0
Equity investment		522,252
Share of loss	(252,585)	(263,313)
Foreign currency translation	(2,696)	(3,658)
Investment in affiliates, ending balance	$ 0	$ 255,281